Jan. 28, 2020
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated October 1, 2020

To the Prospectus and Statement of Additional Information dated January 28, 2020

Effective October 1, 2020, Independent Franchise Partners LLP (the “Adviser”), will reduce the management fee it charges to the Independent Franchise Partners US Equity Fund (the “Fund”) from 0.88% per annum to 0.84% per annum, less a scale discount based on the Adviser’s combined total assets under management. Effective October 1, 2021, the Adviser will further lower the management fee charged to the Fund from 0.84% per annum to 0.80% per annum, less a scaled discount based on the Adviser’s combined total assets under management.

Therefore, the sections entitled “FUND SUMMARY - Fees and Expenses – Management Fee” and “FUND SUMMARY - Fees and Expenses – Example” on page 1 of the Prospectus are replaced with the following:

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	NONE
Redemption fee (as a percentage of amount redeemed)	0.25%
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1,2]	0.64%
Distribution (Rule 12b-1) fees	NONE
Other expenses	0.08%
Total annual fund operating expenses	0.72%

[1]	Restated to reflect current fees.
[2]
The management fee is 0.84% per annum, discounted according to the total value of the assets managed by the Adviser as described in the Investment Adviser section of this Prospectus. Based on the current combined assets managed by the Adviser, the effective annual rate for the Fund is 0.64%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

1 year	3 years	5 years	10 years
$100	$259	$431	$933

You would pay the following expenses if you did not redeem your shares:

1 year	3 years	5 years	10 years
$74	$230	$401	$894